Property, plant and equipment	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment

4. Property, plant and equipment

	March 31, 2021			December 31, 2020
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$64,298	$(28,851)	$35,447	$39,707
Computer and office equipment	984,478	(727,946)	256,532	247,572
Fixtures and fittings	288,725	(237,873)	50,852	54,465
Vehicles	102,500	(45,357)	57,143	63,382
Computer software	222,924	(118,990)	103,934	84,465
	$1,662,925	$(1,159,017)	$503,908	$489,591

The aggregate depreciation charge to operations was $50,777 and $51,125 for the quarter ended March 31, 2021 and 2020, respectively. The depreciation policies followed by the Company are described in Note 2.